Loans - Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 52,435	$ 47,252	$ 35,429
Additions (deductions)
Provision for credit losses	3,221	5,173	(1,928)
Initial allowance on loans purchased with credit deterioration			134
Recoveries credited to allowance	2,798	2,496	4,477
Loans charged against the allowance	(3,796)	(2,486)	(2,434)
Balance at end of period	54,658	52,435	47,252
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses Amount	$ 54,658	$ 52,435	47,252
Percent of Loans to Total Portfolio Loans	100.00%	100.00%
Impact of adoption of CECL | Accounting Standards Update 2016-13
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period			11,574
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses Amount
Commercial
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 13,817	$ 11,519	7,401
Additions (deductions)
Provision for credit losses	3,430	1,845	(1,135)
Initial allowance on loans purchased with credit deterioration			95
Recoveries credited to allowance	531	453	2,607
Loans charged against the allowance	(1,054)	0	0
Balance at end of period	16,724	13,817	11,519
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses Amount	$ 16,724	$ 13,817	11,519
Percent of Loans to Total Portfolio Loans	44.30%	42.30%
Commercial | Impact of adoption of CECL | Accounting Standards Update 2016-13
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period			2,551
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses Amount
Mortgage
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 21,633	$ 19,221	6,998
Additions (deductions)
Provision for credit losses	(445)	2,047	(266)
Initial allowance on loans purchased with credit deterioration			18
Recoveries credited to allowance	352	435	846
Loans charged against the allowance	(154)	(70)	(375)
Balance at end of period	21,386	21,633	19,221
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses Amount	$ 21,386	$ 21,633	19,221
Percent of Loans to Total Portfolio Loans	39.20%	39.50%
Mortgage | Impact of adoption of CECL | Accounting Standards Update 2016-13
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period			12,000
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses Amount
Installment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 4,290	$ 3,749	1,112
Additions (deductions)
Provision for credit losses	509	1,349	599
Initial allowance on loans purchased with credit deterioration			21
Recoveries credited to allowance	1,915	1,608	1,024
Loans charged against the allowance	(2,588)	(2,416)	(2,059)
Balance at end of period	4,126	4,290	3,749
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses Amount	$ 4,126	$ 4,290	3,749
Percent of Loans to Total Portfolio Loans	16.50%	18.20%
Installment | Impact of adoption of CECL | Accounting Standards Update 2016-13
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period			3,052
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses Amount
Subjective Allocation
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 12,695	$ 12,763	19,918
Additions (deductions)
Provision for credit losses	(273)	(68)	(1,126)
Initial allowance on loans purchased with credit deterioration			0
Recoveries credited to allowance	0	0	0
Loans charged against the allowance	0	0	0
Balance at end of period	12,422	12,695	12,763
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses Amount	$ 12,422	$ 12,695	12,763
Percent of Loans to Total Portfolio Loans	0.00%	0.00%
Subjective Allocation | Impact of adoption of CECL | Accounting Standards Update 2016-13
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period			$ (6,029)
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses Amount